PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 36.1% of Net Assets
	Aerospace & Defense – 0.2%
17	Axon Enterprise, Inc.(a)	$869
25	Moog, Inc., Class A	2,093
3	Raytheon Co.	637
13	Teledyne Technologies, Inc.(a)	4,285
35	United Technologies Corp.	5,025

		12,909

	Air Freight & Logistics – 0.6%
281	Expeditors International of Washington, Inc.	20,496
41	FedEx Corp.	6,259
39	United Parcel Service, Inc., Class B	4,492

		31,247

	Airlines – 0.2%
300	American Airlines Group, Inc.	9,018

	Auto Components – 0.2%
105	American Axle & Manufacturing Holdings, Inc.(a)	878
89	Aptiv PLC	7,970
14	BorgWarner, Inc.	583
136	Delphi Technologies PLC	1,661
23	Visteon Corp.(a)	2,139

		13,231

	Automobiles – 0.5%
987	Fiat Chrysler Automobiles NV	15,121
344	General Motors Co.	12,783

		27,904

	Banks – 2.5%
66	Ameris Bancorp	2,828
123	BancorpSouth Bank	3,772
766	Bank of America Corp.	23,953
109	BB&T Corp.	5,782
267	Cadence BanCorp	4,107
345	Citigroup, Inc.	24,792
126	Citizens Financial Group, Inc.	4,430
94	Columbia Banking System, Inc.	3,694
8	Comerica, Inc.	523
238	CVB Financial Corp.	4,946
215	Fulton Financial Corp.	3,668
88	Huntington Bancshares, Inc.	1,243
109	International Bancshares Corp.	4,465
181	KeyCorp	3,253
19	M&T Bank Corp.	2,974
339	People’s United Financial, Inc.	5,482
66	PNC Financial Services Group, Inc. (The)	9,682
115	Regions Financial Corp.	1,852
169	Trustmark Corp.	5,800

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
291	Wells Fargo & Co.	$15,024
59	Westamerica Bancorporation	3,895
43	Wintrust Financial Corp.	2,744
43	Zions Bancorp N.A.	2,084

		140,993

	Beverages – 1.1%
33	Brown-Forman Corp., Class B	2,162
334	Coca-Cola Co. (The)	18,179
60	Constellation Brands, Inc., Class A	11,420
444	Monster Beverage Corp.(a)	24,922
39	PepsiCo, Inc.	5,350

		62,033

	Biotechnology – 1.2%
18	AbbVie, Inc.	1,432
62	Amgen, Inc.	13,221
5	Biogen, Inc.(a)	1,494
113	BioMarin Pharmaceutical, Inc.(a)	8,273
18	Celgene Corp.(a)	1,945
43	Gilead Sciences, Inc.	2,739
16	Ligand Pharmaceuticals, Inc.(a)	1,741
60	Medicines Co. (The)(a)	3,149
94	Regeneron Pharmaceuticals, Inc.(a)	28,790
30	Repligen Corp.(a)	2,385
2	Vertex Pharmaceuticals, Inc.(a)	391

		65,560

	Building Products – 0.2%
189	Johnson Controls International PLC	8,189
18	Lennox International, Inc.	4,453

		12,642

	Capital Markets – 2.7%
3	Affiliated Managers Group, Inc.	240
9	Ameriprise Financial, Inc.	1,358
395	Bank of New York Mellon Corp. (The)	18,466
11	BlackRock, Inc.	5,079
397	Charles Schwab Corp. (The)	16,162
16	CME Group, Inc.	3,292
52	FactSet Research Systems, Inc.	13,183
63	Franklin Resources, Inc.	1,736
45	Goldman Sachs Group, Inc. (The)	9,602
8	Intercontinental Exchange, Inc.	754
45	Invesco Ltd.	757
83	Janus Henderson Group PLC	1,920
84	Legg Mason, Inc.	3,130
72	Moody’s Corp.	15,890
52	MSCI, Inc.	12,197
39	Northern Trust Corp.	3,887
39	S&P Global, Inc.	10,061

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
242	SEI Investments Co.	$14,501
289	State Street Corp.	19,094

		151,309

	Chemicals – 0.4%
11	DuPont de Nemours, Inc.	725
24	Ecolab, Inc.	4,610
45	HB Fuller Co.	2,196
34	Innospec, Inc.	3,106
4	International Flavors & Fragrances, Inc.	488
41	Linde PLC	8,132
39	Minerals Technologies, Inc.	1,929
22	Stepan Co.	2,150

		23,336

	Commercial Services & Supplies – 0.2%
40	Healthcare Services Group, Inc.	974
25	MSA Safety, Inc.	3,002
36	Tetra Tech, Inc.	3,149
19	Waste Management, Inc.	2,132

		9,257

	Communications Equipment – 0.4%
55	Ciena Corp.(a)	2,042
387	Cisco Systems, Inc.	18,386
29	InterDigital, Inc.	1,555
31	Lumentum Holdings, Inc.(a)	1,943
6	Motorola Solutions, Inc.	998

		24,924

	Construction & Engineering – 0.1%
110	AECOM(a)	4,401
128	Fluor Corp.	2,062

		6,463

	Consumer Finance – 0.5%
50	American Express Co.	5,864
238	Capital One Financial Corp.	22,194
39	Navient Corp.	537

		28,595

	Containers & Packaging – 0.1%
50	Ball Corp.	3,499
10	Crown Holdings, Inc.(a)	728
36	International Paper Co.	1,572
89	Owens-Illinois, Inc.	757

		6,556

	Distributors – 0.1%
31	Genuine Parts Co.	3,180

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
16	POOL CORP.	$3,318

		6,498

	Diversified Consumer Services – 0.1%
73	Service Corp. International	3,320

	Diversified Telecommunication Services – 0.1%
63	AT&T, Inc.	2,425
39	Verizon Communications, Inc.	2,358

		4,783

	Electric Utilities – 0.3%
99	American Electric Power Co., Inc.	9,344
13	Edison International	818
16	Eversource Energy	1,340
31	IDACORP, Inc.	3,336

		14,838

	Electrical Equipment – 0.1%
12	Acuity Brands, Inc.	1,498
31	Eaton Corp. PLC	2,700
23	Hubbell, Inc.	3,259

		7,457

	Electronic Equipment, Instruments & Components – 0.6%
62	Avnet, Inc.	2,453
25	Belden, Inc.	1,282
60	Cognex Corp.	3,089
14	Coherent, Inc.(a)	2,085
27	Corning, Inc.	800
12	Littelfuse, Inc.	2,107
11	Rogers Corp.(a)	1,490
163	TE Connectivity Ltd.	14,588
75	Trimble, Inc.(a)	2,988
105	Vishay Intertechnology, Inc.	2,116
15	Zebra Technologies Corp., Class A(a)	3,568

		36,566

	Energy Equipment & Services – 0.3%
36	Apergy Corp.(a)	906
41	Baker Hughes Co.	877
19	Core Laboratories NV	837
11	Halliburton Co.	212
61	National Oilwell Varco, Inc.	1,380
107	NexTier Oilfield Solutions, Inc.(a)	460
60	Oceaneering International, Inc.(a)	850
53	Oil States International, Inc.(a)	756
308	Schlumberger Ltd.	10,069
42	TechnipFMC PLC	829
90	U.S. Silica Holdings, Inc.	401

		17,577

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.7%
26	Activision Blizzard, Inc.	$1,457
50	Cinemark Holdings, Inc.	1,830
11	Electronic Arts, Inc.(a)	1,060
64	Netflix, Inc.(a)	18,394
3	Take-Two Interactive Software, Inc.(a)	361
11	Viacom, Inc., Class B	237
104	Walt Disney Co. (The)	13,512

		36,851

	Food & Staples Retailing – 0.1%
65	Kroger Co. (The)	1,601
188	SpartanNash Co.	2,462
10	Sysco Corp.	799
14	Walgreens Boots Alliance, Inc.	767

		5,629

	Food Products – 0.4%
52	Campbell Soup Co.	2,408
719	Danone S.A., Sponsored ADR	11,864
18	General Mills, Inc.	915
60	Hain Celestial Group, Inc. (The)(a)	1,418
2	Hershey Co. (The)	294
21	Ingredion, Inc.	1,659
11	J.M. Smucker Co. (The)	1,163
12	Kellogg Co.	762
56	Kraft Heinz Co. (The)	1,811
7	Mondelez International, Inc., Class A	367

		22,661

	Gas Utilities – 0.1%
63	New Jersey Resources Corp.	2,747
37	ONE Gas, Inc.	3,435
69	South Jersey Industries, Inc.	2,219

		8,401

	Health Care Equipment & Supplies – 0.5%
20	Alcon, Inc.(a)	1,185
5	Align Technology, Inc.(a)	1,262
1	Becton Dickinson & Co.	256
9	Boston Scientific Corp.(a)	375
8	Danaher Corp.	1,103
12	DENTSPLY SIRONA, Inc.	657
1	Edwards Lifesciences Corp.(a)	238
33	Globus Medical, Inc., Class A(a)	1,728
17	Haemonetics Corp.(a)	2,052
2	Intuitive Surgical, Inc.(a)	1,106
110	Meridian Bioscience, Inc.	1,077
24	Merit Medical Systems, Inc.(a)	496
36	STERIS PLC	5,097
1	Stryker Corp.	216
44	Varian Medical Systems, Inc.(a)	5,316

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
24	West Pharmaceutical Services, Inc.	$3,452

		25,616

	Health Care Providers & Services – 1.0%
34	Acadia Healthcare Co., Inc.(a)	1,020
11	Amedisys, Inc.(a)	1,414
3	Anthem, Inc.	807
24	BioTelemetry, Inc.(a)	945
71	Centene Corp.(a)	3,769
8	Chemed Corp.	3,151
5	Cigna Corp.	892
251	CVS Health Corp.	16,664
30	Encompass Health Corp.	1,921
60	HCA Healthcare, Inc.	8,012
23	Henry Schein, Inc.(a)	1,439
27	Humana, Inc.	7,943
11	Laboratory Corp. of America Holdings(a)	1,812
122	MEDNAX, Inc.(a)	2,679
54	Patterson Cos., Inc.	925
18	Quest Diagnostics, Inc.	1,823
14	UnitedHealth Group, Inc.	3,538

		58,754

	Health Care Technology – 0.3%
117	Allscripts Healthcare Solutions, Inc.(a)	1,280
201	Cerner Corp.	13,491

		14,771

	Hotels, Restaurants & Leisure – 1.3%
10	Domino’s Pizza, Inc.	2,716
32	Dunkin’ Brands Group, Inc.	2,516
101	Hilton Worldwide Holdings, Inc.	9,793
19	Jack in the Box, Inc.	1,596
20	Marriott Vacations Worldwide Corp.	2,199
5	McDonald’s Corp.	983
422	MGM Resorts International	12,027
176	Starbucks Corp.	14,883
117	Wendy’s Co. (The)	2,478
417	Yum China Holdings, Inc.	17,722
84	Yum! Brands, Inc.	8,544

		75,457

	Household Durables – 0.2%
11	iRobot Corp.(a)	529
99	KB Home	3,533
74	Meritage Homes Corp.(a)	5,335
43	Tupperware Brands Corp.	414

		9,811

	Household Products – 0.6%
154	Colgate-Palmolive Co.	10,564

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
188	Procter & Gamble Co. (The)	$23,408

		33,972

	Independent Power & Renewable Electricity Producers – 0.2%
58	AES Corp. (The)	989
57	Ormat Technologies, Inc.	4,364
142	Pattern Energy Group, Inc., Class A	3,980

		9,333

	Industrial Conglomerates – 0.3%
1,506	General Electric Co.	15,030

	Insurance – 0.8%
9	Aflac, Inc.	478
32	Allstate Corp. (The)	3,405
293	American International Group, Inc.	15,517
7	Brighthouse Financial, Inc.(a)	264
54	Chubb Ltd.	8,231
57	First American Financial Corp.	3,522
16	Hartford Financial Services Group, Inc. (The)	913
10	Lincoln National Corp.	565
21	Marsh & McLennan Cos., Inc.	2,176
16	MetLife, Inc.	749
57	Prudential Financial, Inc.	5,195
25	Travelers Cos., Inc. (The)	3,277

		44,292

	Interactive Media & Services – 1.8%
14	Alphabet, Inc., Class A(a)	17,623
31	Alphabet, Inc., Class C(a)	39,063
238	Facebook, Inc., Class A(a)	45,613
4	TripAdvisor, Inc.(a)	162

		102,461

	Internet & Direct Marketing Retail – 1.9%
174	Alibaba Group Holding Ltd., Sponsored ADR(a)	30,741
23	Amazon.com, Inc.(a)	40,863
11	Booking Holdings, Inc.(a)	22,537
281	eBay, Inc.	9,905

		104,046

	IT Services – 1.6%
76	Automatic Data Processing, Inc.	12,329
8	Cognizant Technology Solutions Corp., Class A	488
158	DXC Technology Co.	4,372
65	Gartner, Inc.(a)	10,015
9	International Business Machines Corp.	1,204
42	MasterCard, Inc., Class A	11,626
12	PayPal Holdings, Inc.(a)	1,249
168	Sabre Corp.	3,945
240	Visa, Inc., Class A	42,926

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
47	Western Union Co. (The)	$1,178
17	WEX, Inc.(a)	3,216

		92,548

	Leisure Products – 0.0%
71	Callaway Golf Co.	1,436

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
9	IQVIA Holdings, Inc.(a)	1,300
8	Thermo Fisher Scientific, Inc.	2,416

		4,011

	Machinery – 1.5%
39	AGCO Corp.	2,991
324	Briggs & Stratton Corp.	2,388
107	Caterpillar, Inc.	14,744
68	Cummins, Inc.	11,728
105	Deere & Co.	18,285
43	Flowserve Corp.	2,100
55	ITT, Inc.	3,270
66	Kennametal, Inc.	2,043
44	Oshkosh Corp.	3,757
96	Parker-Hannifin Corp.	17,615
12	Proto Labs, Inc.(a)	1,164
52	Terex Corp.	1,432
46	Toro Co. (The)	3,548
6	Xylem, Inc.	460

		85,525

	Media – 0.8%
3	Cable One, Inc.	3,976
18	CBS Corp., Class B	649
38	Charter Communications, Inc., Class A(a)	17,779
334	Comcast Corp., Class A	14,970
19	Discovery, Inc., Series C(a)	480
25	Fox Corp., Class A	801
15	Interpublic Group of Cos., Inc. (The)	326
56	New York Times Co. (The), Class A	1,730
24	Omnicom Group, Inc.	1,852

		42,563

	Metals & Mining – 0.3%
94	Commercial Metals Co.	1,817
105	Newmont Goldcorp Corp.	4,171
9	Nucor Corp.	485
43	Reliance Steel & Aluminum Co.	4,990
28	Royal Gold, Inc.	3,232

		14,695

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.2%
58	Consolidated Edison, Inc.	$5,349
10	DTE Energy Co.	1,273
14	Sempra Energy	2,023

		8,645

	Multiline Retail – 0.0%
7	Macy’s, Inc.	106
13	Target Corp.	1,390

		1,496

	Oil, Gas & Consumable Fuels – 0.8%
387	Apache Corp.	8,382
1,809	Chesapeake Energy Corp.(a)	2,424
98	Concho Resources, Inc.	6,617
559	Denbury Resources, Inc.(a)	558
65	Diamondback Energy, Inc.	5,574
92	EOG Resources, Inc.	6,377
96	EQT Corp.	1,031
76	Green Plains, Inc.	937
51	Hess Corp.	3,353
105	Noble Energy, Inc.	2,022
39	ONEOK, Inc.	2,723
28	Valero Energy Corp.	2,716
50	World Fuel Services Corp.	2,089

		44,803

	Paper & Forest Products – 0.1%
39	Domtar Corp.	1,419
69	Louisiana-Pacific Corp.	2,017

		3,436

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	559

	Pharmaceuticals – 0.9%
2	Allergan PLC	352
16	Bristol-Myers Squibb Co.	918
50	Catalent, Inc.(a)	2,433
13	Eli Lilly & Co.	1,481
85	Merck & Co., Inc.	7,366
80	Novartis AG, Sponsored ADR	6,995
283	Novo Nordisk AS, Sponsored ADR	15,627
15	Perrigo Co. PLC	795
86	Pfizer, Inc.	3,300
362	Roche Holding AG, Sponsored ADR	13,619

		52,886

	Professional Services – 0.2%
42	Exponent, Inc.	2,668
16	Insperity, Inc.	1,690
43	Korn Ferry	1,578

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
25	ManpowerGroup, Inc.	$2,273
24	Nielsen Holdings PLC	484

		8,693

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	750
23	Jones Lang LaSalle, Inc.	3,370

		4,120

	REITs - Apartments – 0.2%
77	American Campus Communities, Inc.	3,848
3	AvalonBay Communities, Inc.	653
53	Camden Property Trust	6,062
8	Equity Residential	709
4	Essex Property Trust, Inc.	1,309
3	Mid-America Apartment Communities, Inc.	417

		12,998

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	694
4	Digital Realty Trust, Inc.	508
2	Equinix, Inc.	1,133
61	Weyerhaeuser Co.	1,782

		4,117

	REITs - Health Care – 0.1%
25	Ventas, Inc.	1,628
38	Welltower, Inc.	3,446

		5,074

	REITs - Hotels – 0.0%
92	Host Hotels & Resorts, Inc.	1,508

	REITs - Office Property – 0.3%
8	Boston Properties, Inc.	1,098
121	Corporate Office Properties Trust	3,586
136	Douglas Emmett, Inc.	5,892
182	Easterly Government Properties, Inc.	4,062
61	Kilroy Realty Corp.	5,120

		19,758

	REITs - Regional Malls – 0.0%
4	Macerich Co. (The)	110
10	Simon Property Group, Inc.	1,507

		1,617

	REITs - Storage – 0.0%
18	Iron Mountain, Inc.	590
2	Public Storage	446

		1,036

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.1%
37	CyrusOne, Inc.	$2,637
99	Liberty Property Trust	5,848

		8,485

	Road & Rail – 0.3%
35	Genesee & Wyoming, Inc., Class A(a)	3,886
19	Kansas City Southern	2,675
29	Norfolk Southern Corp.	5,278
33	Ryder System, Inc.	1,605
22	Union Pacific Corp.	3,640

		17,084

	Semiconductors & Semiconductor Equipment – 1.5%
15	Advanced Micro Devices, Inc.(a)	509
59	Applied Materials, Inc.	3,201
41	Brooks Automation, Inc.	1,741
24	Cabot Microelectronics Corp.	3,627
44	Cirrus Logic, Inc.(a)	2,990
32	Cree, Inc.(a)	1,528
75	First Solar, Inc.(a)	3,884
273	Intel Corp.	15,433
6	Lam Research Corp.	1,626
7	Microchip Technology, Inc.	660
100	NVIDIA Corp.	20,102
214	QUALCOMM, Inc.	17,214
36	Silicon Laboratories, Inc.(a)	3,825
68	Texas Instruments, Inc.	8,023

		84,363

	Software – 1.6%
6	Adobe, Inc.(a)	1,668
157	Autodesk, Inc.(a)	23,135
26	Blackbaud, Inc.	2,183
36	Bottomline Technologies, Inc.(a)	1,474
12	Fair Isaac Corp.(a)	3,648
20	LogMeIn, Inc.	1,314
144	Microsoft Corp.	20,645
27	NortonLifeLock, Inc.	618
530	Oracle Corp.	28,880
31	PTC, Inc.(a)	2,074
23	Qualys, Inc.(a)	1,963
2	salesforce.com, inc.(a)	313

		87,915

	Specialty Retail – 0.5%
27	Aaron’s, Inc.	2,023
76	American Eagle Outfitters, Inc.	1,169
30	Asbury Automotive Group, Inc.(a)	3,094
10	Best Buy Co., Inc.	718
14	Five Below, Inc.(a)	1,751
32	Home Depot, Inc. (The)	7,507

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
22	Lithia Motors, Inc., Class A	$3,465
18	Lowe’s Cos., Inc.	2,009
22	Monro, Inc.	1,542
10	Tiffany & Co.	1,245
28	Williams-Sonoma, Inc.	1,870

		26,393

	Technology Hardware, Storage & Peripherals – 1.1%
201	Apple, Inc.	50,001
197	Hewlett Packard Enterprise Co.	3,233
139	HP, Inc.	2,414
73	NCR Corp.(a)	2,132
12	NetApp, Inc.	670
20	Seagate Technology PLC	1,161
6	Western Digital Corp.	310
33	Xerox Holdings Corp.	1,120

		61,041

	Textiles, Apparel & Luxury Goods – 0.4%
17	Deckers Outdoor Corp.(a)	2,599
12	Hanesbrands, Inc.	183
17	NIKE, Inc., Class B	1,522
3	PVH Corp.	261
24	Tapestry, Inc.	621
768	Under Armour, Inc., Class A(a)	15,859
66	Wolverine World Wide, Inc.	1,959

		23,004

	Thrifts & Mortgage Finance – 0.1%
263	New York Community Bancorp, Inc.	3,064

	Trading Companies & Distributors – 0.1%
60	Fastenal Co.	2,156
22	GATX Corp.	1,750
13	United Rentals, Inc.(a)	1,737
8	W.W. Grainger, Inc.	2,471

		8,114

	Water Utilities – 0.2%
50	American Water Works Co., Inc.	6,164
71	Aqua America, Inc.	3,218

		9,382

	Total Common Stocks (Identified Cost $1,965,196)	2,024,470

Principal Amount	Description	Value (†)
Bonds and Notes – 16.9%
	Agency Commercial Mortgage-Backed Securities – 0.2%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$10,192

	Automotive – 0.4%
12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,382
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,137

		20,519

	Banking – 2.5%
8,000	American Express Co., 3.700%, 8/03/2023	8,458
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,167
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	7,999
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,524
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,409
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,370
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,779
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,041
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,482
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,344
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,293
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,528
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	8,006
8,000	Santander UK PLC, 2.375%, 3/16/2020	8,010
8,000	SunTrust Bank, 2.250%, 1/31/2020	8,003
11,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	11,322
9,000	Westpac Banking Corp., 2.750%, 1/11/2023	9,215

		142,950

	Cable Satellite – 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,314

	Construction Machinery – 0.2%
12,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	12,218

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.2%
$4,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,548
8,000	eBay, Inc., 3.800%, 3/09/2022	8,271

		12,819

	Electric – 0.3%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,563
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,437

		19,000

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,172

	Food & Beverage – 0.2%
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,763

	Government Owned—No Guarantee – 0.3%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,516

	Health Insurance – 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	8,699
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,974

		16,673

	Healthcare – 0.3%
9,000	CVS Health Corp., 4.300%, 3/25/2028	9,789
8,000	McKesson Corp., 3.950%, 2/16/2028	8,498

		18,287

	Independent Energy – 0.2%
12,000	EQT Corp., 3.000%, 10/01/2022	11,461

	Integrated Energy – 0.6%
11,000	BP Capital Markets PLC, 3.814%, 2/10/2024	11,757
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
8,000	Shell International Finance BV, 6.375%, 12/15/2038	11,650

		31,408

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.1%
$8,000	American International Group, Inc., 3.900%, 4/01/2026	$8,606

	Media Entertainment – 0.2%
8,000	Viacom, Inc., 6.875%, 4/30/2036	10,564

	Midstream – 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,449
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,519

		17,968

	Mortgage Related – 3.6%
5,820	FHLMC, 3.000%, 6/01/2049	5,918
70,005	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	71,393
77,677	FNMA, 3.500%, with various maturities in 2049(c)	79,690
24,598	FNMA, 4.000%, with various maturities in 2049(c)	25,496
16,354	FNMA, 4.500%, with various maturities in 2049(c)	17,200

		199,697

	Oil Field Services – 0.1%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,137

	Pharmaceuticals – 0.3%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,444
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,131

		17,575

	Railroads – 0.2%
11,000	CSX Corp., 2.600%, 11/01/2026	11,204

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,079

	Restaurants – 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,699

	Technology – 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,264
8,000	HP, Inc., 4.650%, 12/09/2021	8,493

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$9,000	International Business Machines Corp., 4.000%, 6/20/2042	$9,766
10,000	Oracle Corp., 2.950%, 5/15/2025	10,402
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,483
9,000	VMware, Inc., 2.950%, 8/21/2022	9,146

		55,554

	Treasuries – 4.2%
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,583
17,000	U.S. Treasury Bond, 2.875%, 11/15/2046	19,445
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,751
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	10,562
8,000	U.S. Treasury Bond, 3.000%, 2/15/2049	9,431
7,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,606
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	9,782
18,000	U.S. Treasury Bond, 5.250%, 2/15/2029	23,532
13,000	U.S. Treasury Note, 1.125%, 9/30/2021	12,892
4,000	U.S. Treasury Note, 1.625%, 8/31/2022	4,012
28,000	U.S. Treasury Note, 1.750%, 5/15/2023	28,212
7,000	U.S. Treasury Note, 2.000%, 11/15/2026	7,185
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,205
13,000	U.S. Treasury Note, 2.250%, 11/15/2025	13,493
11,000	U.S. Treasury Note, 2.250%, 11/15/2027	11,510
9,000	U.S. Treasury Note, 2.625%, 2/15/2029	9,731
9,000	U.S. Treasury Note, 2.875%, 9/30/2023	9,461

		233,393

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,212

	Wirelines – 0.5%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,382

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$8,000	AT&T, Inc., 3.875%, 1/15/2026	$8,558
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	9,155

		26,095

	Total Bonds and Notes (Identified Cost $920,595)	952,075

Shares
Exchange-Traded Funds – 8.6%
5,145	iShares® ESG MSCI EAFE ETF	341,937
4,129	iShares® ESG MSCI Emerging Markets ETF	140,221

	Total Exchange-Traded Funds (Identified Cost $449,721)	482,158

Affiliated Mutual Funds – 36.0%
37,682	Loomis Sayles Inflation Protected Securities Fund, Class N	400,186
47,730	Loomis Sayles Limited Term Government and Agency Fund, Class N	542,687
51,090	Mirova Global Green Bond Fund, Class N	544,113
45,042	Mirova International Sustainable Equity Fund, Class N	533,298

	Total Affiliated Mutual Funds (Identified Cost $1,952,384)	2,020,284

	Total Investments – 97.6% (Identified Cost $5,287,896)	5,478,987
	Other assets less liabilities – 2.4%	132,147

	Net Assets – 100.0%	$5,611,134

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$319,741	$206,534	$142,035	$(732)	$16,678	$400,186	$5,854
Loomis Sayles Limited Term Government and Agency Fund, Class N	498,471	218,288	180,977	(1,652)	8,557	542,687	8,891
Mirova Global Green Bond Fund, Class N	1,232,393	117,710	863,657	12,051	45,616	544,113	7,463
Mirova International Sustainable Equity Fund, Class N	184,465	477,145	164,342	16,326	19,704	533,298	241

	$2,235,070	$1,019,677	$1,351,011	$25,993	$90,555	$2,020,284	$22,449

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,024,470	$—	$—	$2,024,470
Bonds and Notes*	—	952,075	—	952,075
Exchange-Traded Funds	482,158	—	—	482,158
Affiliated Mutual Funds	2,020,284	—	—	2,020,284

Total	$4,526,912	$952,075	$—	$5,478,987

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	54.2%
Fixed Income	43.4

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%